Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Total	Share capital [member]	Foreign currency translation reserves [member]	Hedge reserves [member]	Gains and losses from financial assets reserve [member]	Actuarial gains and losses from defined benefit plans reserve [member]	Other miscellaneous reserves [member]	Total reserves [member]	Retained earnings [member]	Equity attributable to owners of the Parent [member]	Non-controlling interests [member]
Equity at beginning of the year at Dec. 31, 2018		$ 2,137,802	$ 477,386	$ (26,307)	$ 7,971	$ (1,111)	$ (6,884)	$ 11,332	$ (14,999)	$ 1,623,104	$ 2,085,491	$ 52,311
Net profit		280,603	0	0	0	0	0	0	0	278,115	278,115	2,488
Other comprehensive income		(1,755)	0	562	(775)	841	(2,606)	0	(1,978)	0	(1,978)	223
Total comprehensive income		278,848	0	562	(775)	841	(2,606)	0	(1,978)	278,115	276,137	2,711
Dividends	[1]	(284,932)	0	0	0	0	0	0	0	(278,115)	(278,115)	(6,817)
Other increases (decreases) in equity		2,754	0	0	0	0	0	2,754	2,754	0	2,754	0
Total changes in equity		(3,330)	0	562	(775)	841	(2,606)	2,754	776	0	776	(4,106)
Equity at end of the year at Dec. 31, 2019		2,134,472	477,386	(25,745)	7,196	(270)	(9,490)	14,086	(14,223)	1,623,104	2,086,267	48,205
Net profit		168,359	0	0	0	0	0	0	0	164,518	164,518	3,841
Other comprehensive income		19,266	0	14,176	(2,705)	7,142	810	0	19,423	0	19,423	(157)
Total comprehensive income		187,625	0	14,176	(2,705)	7,142	810	0	19,423	164,518	183,941	3,684
Dividends	[1]	(159,473)	0	0	0	0	0	0	0	(149,355)	(149,355)	(10,118)
Other increases (decreases) in equity		(46)	0	0	0	0	0	2,232	2,232	0	2,232	(2,278)
Total changes in equity		28,106	0	14,176	(2,705)	7,142	810	2,232	21,655	15,163	36,818	(8,712)
Equity at end of the year at Dec. 31, 2020		2,162,578	477,386	(11,569)	4,491	6,872	(8,680)	16,318	7,432	1,638,267	2,123,085	39,493
Net profit		592,205	0	0	0	0	0	0	0	585,454	585,454	6,751
Other comprehensive income		(37,993)	0	3,656	(38,516)	(8,254)	4,506	0	(38,608)	0	(38,608)	615
Total comprehensive income		554,212	0	3,656	(38,516)	(8,254)	4,506	0	(38,608)	585,454	546,846	7,366
Sale of equity instruments irrevocably recognized in OCI		0	0	0	0	(9,764)	0	0	(9,764)	9,764	0	0
Dividends	[1]	(597,861)	0	0	0	0	0	0	0	(585,453)	(585,453)	(12,408)
Capital stock increase	[2]	1,100,257	1,100,257	0	0	0	0	0	0	0	1,100,257	0
Other increases (decreases) in equity		(3,215)	0	0	0	0	0	(3,215)	(3,215)	0	(3,215)	0
Total changes in equity		1,053,393	1,100,257	3,656	(38,516)	(18,018)	4,506	(3,215)	(51,587)	9,765	1,058,435	(5,042)
Equity at end of the year at Dec. 31, 2021		$ 3,215,971	$ 1,577,643	$ (7,913)	$ (34,025)	$ (11,146)	$ (4,174)	$ 13,103	$ (44,155)	$ 1,648,032	$ 3,181,520	$ 34,451

[1]	See Note 19.7
[2]	See Note 1.7